BORROWINGS FROM RELATED PARTIES (Details Narrative) $ in Thousands, ₪ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2022 USD ($)	Aug. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2020 USD ($)
Guarantor and Issuer, Guaranteed Security [Line Items]
Short term borrowings			$ 710		$ 270
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Cash received and loan from related parties						$ 513	₪ 2.0
Borrowing interest rate			4.00%
Bonus payments	$ 710	₪ 2.5
Increase in carrying amount of liability			$ 621		87
Short term borrowings			710		$ 270			$ 280
Security Matters Limited [Member] | Lender one [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Bonus payments			965	₪ 3.0
Security Matters Limited [Member] | Lender two [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Bonus payments			$ 965	₪ 3.0